Remaining amortization period on intangibles resulting from business combinations (Detail)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
e-Prototypy
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	0	1
Orthoview
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	5.75	7
Remaining amortization period technology related intangible assets acquisition	2
ACTech
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	19
Remaining amortization period technology related intangible assets acquisition	6
Cenat
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	6.25	7
Remaining amortization period technology related intangible assets acquisition	6
General
Remaining amortization method [line items]
Capitalized software development expenditure net of funding		€ 86,000	€ 39,000